United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2018

Date of Reporting Period: Quarter ended 06/30/2018

Item 1.	Schedule of Investments

Federated Municipal Ultrashort Fund
Portfolio of Investments
June 30, 2018 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—72.9%
		Alabama—2.8%
$22,500,000	[1]	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No.3 (Series 2018B-1) FRNs (Goldman Sachs Group, Inc. GTD), 2.228%, (1-month USLIBOR x 0.67 +0.900%), 12/1/2023	$22,500,000
13,000,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2017), 4.00% TOBs (Royal Bank of Canada GTD), Mandatory Tender 7/1/2022	13,797,940
30,000,000	[1]	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No.2 (Series 2018B) FRNs (Morgan Stanley GTD), 2.246%, (1-month USLIBOR x 0.67 +0.850%), 6/1/2024	29,983,800
		TOTAL	66,281,740
		Alaska—1.0%
24,175,000		Alaska Industrial Development and Export Authority (Yukon-Kuskokwim Health Corp.), Loan Anticipation Revenue Notes (Series 2017), 3.50%, 12/1/2020	24,490,967
		Arizona—2.1%
7,000,000	[1]	Arizona Health Facilities Authority (Phoenix Children's Hospital), Variable Rate Revenue Refunding Bonds (Series 2013A-1) FRNs, 3.36% (SIFMA 7-day +1.850%), Mandatory Tender 2/5/2020	7,104,510
7,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), PCR Refunding Bonds (Series 2017A), 1.80% TOBs, Mandatory Tender 5/21/2020	6,949,810
1,100,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), PCR Refunding Bonds (Series 2017B), 1.60% TOBs, Mandatory Tender 5/21/2020	1,090,089
25,700,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013), 2.05% TOBs, Mandatory Tender 8/1/2018	25,706,168
5,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), 4.00%, 10/1/2023	5,026,450
4,000,000	[2]	Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Revenue Bonds (Series 2002), 2.80% TOBs, Mandatory Tender 6/1/2021	4,018,880
		TOTAL	49,895,907
		California—6.4%
9,350,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Index Rate Bonds Series 2017D) FRNs, 2.168% (3-month USLIBOR x 0.70 +0.550%), 4/1/2021	9,417,974
15,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007A-1) FRNs, 2.21%, (SIFMA 7-day +0.700%), Mandatory Tender 10/1/2019	15,055,350
15,000,000	[1]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2011A-1) FRNs, 1.588%, (1-month USLIBOR x 0.70 +0.200%), 4/1/2021	14,992,050
50,000,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Revenue Refunding Bonds (Series 2017B) FRNs, 2.115%, (1-month USLIBOR x 0.70 +0.650%), 2/1/2021	50,185,000
10,000,000	[1]	California Infrastructure & Economic Development Bank, (J Paul Getty Trust), Variable Rate Revenue Refunding Bonds (Series 2011A-3) FRNs, 1.98%, (3-month USLIBOR x 0.70 +0.370%), 4/1/2020	10,031,600
7,500,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D) FRNs, 1.80%, (SIFMA 7-day +0.290%) 12/1/2020	7,502,700
25,000,000	[1]	California State, UT GO Bonds (Series 2013B) FRNs, 1.89%, (SIFMA 7-day +0.380%) 12/1/2022	25,064,000
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,572,150
11,025,000	[1]	Riverside, CA Water Revenue, (Series 2011A) FRNs, 2.14%, (SIFMA 7-day +0.630%), 1/15/2020	11,009,124
7,250,000		Southern California Public Power Authority (Power Projects) (Magnolia Power Project A), Revenue Refunding Bonds (Series 2017-1), 2.00% TOBs, Mandatory Tender 7/1/2020	7,277,188
		TOTAL	153,107,136
		Colorado—1.5%
6,000,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2018A) FRNs, 1.828%, (1-month USLIBOR x 0.67 +0.500%), 2/1/2023	5,993,160
9,640,000	[1]	Denver (City & County), CO (Denver, CO City & County Airport Authority), Airport System Revenue Refunding Bonds (Series 2016B) Index Rate Notes FRNs, 2.248%, (1-month USLIBOR x 0.70 +0.860%), 11/15/2019	9,672,101
5,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2017A) FRNs, 2.303%, (1-month USLIBOR x 0.67 +0.900%), 9/1/2019	5,017,100
6,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2017B) FRNs, 2.458% (1-month USLIBOR x 0.67 +1.050%), 9/1/2021	6,059,940

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$8,500,000		University of Colorado Hospital Authority, Revenue Bonds (Series 2017 C-1), 4.00% TOBs, Mandatory Tender 3/1/2020	$8,708,845
		TOTAL	35,451,146
		Connecticut—2.0%
15,000,000	[1]	Connecticut State HEFA (Yale-New Haven Hospital), Revenue Bonds (Series 2014B Floating Rate Note) FRNs, 1.878% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 7/1/2019	15,001,800
2,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D) FRNs, 2.28% (SIFMA 7-day +0.770%), 9/15/2018	2,503,575
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.16% (SIFMA 7-day +0.650%), 3/1/2020	6,369,553
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.26% (SIFMA 7-day +0.750%), 3/1/2021	4,023,680
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.36% (SIFMA 7-day +0.850%), 3/1/2022	3,093,750
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.41% (SIFMA 7-day +0.900%), 3/1/2023	1,516,935
15,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013D) FRNs, 2.39% (SIFMA 7-day +0.880%), 8/15/2019	15,085,650
		TOTAL	47,594,943
		Florida—0.8%
4,500,000		Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2006), 1.50%, 10/1/2018	4,495,860
5,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A), 3.00% TOBs, Mandatory Tender 10/1/2020	5,074,950
10,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A), 5.00% TOBs, Mandatory Tender 10/1/2020	10,670,900
		TOTAL	20,241,710
		Georgia—3.3%
1,250,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2018	1,266,962
1,100,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2019	1,147,707
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2020	1,066,600
1,125,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2021	1,224,473
4,100,000		Bartow County, GA Development Authority (Georgia Power Co.), Bowen Project PCRBs (First Series 1997), 2.05% TOBs, Mandatory Tender 11/19/2021	4,041,862
20,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Revenue Refunding Bonds, 1.85% TOBs, Mandatory Tender 8/22/2019	19,968,600
22,500,000	[1]	Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), Revenue Anticipation Certificates (Series 2014B) FRNs, 2.46% (SIFMA 7-day +0.950%), 2/18/2020	22,617,000
22,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018) FRNs (Royal Bank of Canada GTD), 2.093%, (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	21,912,880
2,500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Project PCRBs (First Series 2009), 2.05% TOBs, Mandatory Tender 11/19/2021	2,464,550
3,750,000		Monroe County, GA Development Authority Pollution Control (Gulf Power Co.), PCRBs (Plant Scherer First Series 2010), 1.40% TOBs, Mandatory Tender 9/19/2019	3,723,187
		TOTAL	79,433,821
		Hawaii—0.9%
6,500,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 1.83%, (SIFMA 7-day +0.320%), 9/1/2020	6,503,250
8,000,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 1.83%, (SIFMA 7-day +0.320%), 9/1/2020	8,004,000
7,500,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 1.83%, (SIFMA 7-day +0.320%), 9/1/2020	7,503,750
		TOTAL	22,011,000
		Illinois—1.5%
2,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2018	2,021,940
3,250,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2019	3,378,765
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2020	4,263,960
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2021	4,343,960
1,375,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.00%, 5/15/2020	1,406,900
1,705,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.00%, 5/15/2021	1,754,394
10,000,000		Illinois State, GO Bonds (Series 2017D), 5.00%, 11/1/2020	10,386,600

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$5,000,000		Illinois State, GO Bonds (Series 2017D), 5.00%, 11/1/2021	$5,246,250
3,000,000		Illinois State, GO Bonds (Series 2017D), 5.00%, 11/1/2022	3,171,720
		TOTAL	35,974,489
		Indiana—4.6%
7,340,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-3), 1.35% TOBs, Mandatory Tender 8/4/2020	7,232,616
1,845,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-5), 1.35% TOBs, Mandatory Tender 8/4/2020	1,818,007
15,000,000		Indiana State EDA (Republic Services, Inc.), (Series 2012), 1.75% TOBs, Mandatory Tender 9/1/2018	15,002,700
15,000,000		Indiana State EDA (Republic Services, Inc.), (Series A), 1.75% TOBs, Mandatory Tender 9/1/2018	15,004,800
70,000,000	[1]	Whiting, IN Environmental Facilities (BP PLC), Environmental Facilities Revenue Bonds (Series 2014) FRNs, 2.26% (SIFMA 7-day +0.750%), 12/2/2019	70,168,700
		TOTAL	109,226,823
		Iowa—0.2%
4,000,000	[1]	lowa Finance Authority, Single Family Mortgage Bonds (Series 2018B) FRNs, 1.81%, (SIFMA 7-day +0.300%), 5/3/2021	4,000,080
		Kansas—0.5%
6,500,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-4) FRNs, 1.648% (1-month USLIBOR x 0.67 +0.320%), 9/1/2018	6,502,145
6,000,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-5) FRNs, 1.728% (1-month USLIBOR x 0.67 +0.400%), 9/1/2019	6,012,660
		TOTAL	12,514,805
		Kentucky—1.4%
8,000,000		Carroll County, KY (Kentucky Utilities Company), PCR Revenue Refunding Bonds (Series 2016A), 1.05% TOBs, Mandatory Tender 9/1/2019	7,924,080
10,120,000		Kentucky EDFA (Republic Services, Inc.), (Series A), 1.75% TOBs, Mandatory Tender 9/1/2018	10,122,530
7,855,000		Kentucky State Rural Water Finance Corp., Revenue Refunding Bonds (Series 2018 A), 4.00%, 2/1/2019	7,963,792
6,500,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Environmental Facilities Revenue Refunding Bonds (Series 2017A), 1.25% TOBs, Mandatory Tender 6/3/2019	6,464,120
		TOTAL	32,474,522
		Louisiana—0.9%
21,000,000	[1]	Louisiana Local Government Environmental Facilities CDA (East Baton Rouge Sewerage Commission), Subordinate Lien Revenue Bonds (Series 2013B LIBOR Index) FRNs, 2.088% (1-month USLIBOR x 0.70 +0.700%), Mandatory Tender 8/1/2018	21,005,250
		Maryland—0.2%
6,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), Paydown Securities TEMPS-45 (Series 2017C-3), 2.50%, 11/1/2024	5,913,300
		Massachusetts—1.7%
11,000,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Index Floating Rate Bonds (Series 2017S) FRNs, 1.93% (SIFMA 7-day +0.420%), 1/27/2022	11,011,550
12,000,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Index Floating Rate Bonds (Series 2017S) FRNs, 2.01%, (SIFMA 7-day +0.500%), 1/26/2023	12,073,800
7,650,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3) FRNs, 1.99% (SIFMA 7-day +0.480%), 1/29/2020	7,661,552
5,700,000		Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2017 S-4), 5.00% TOBs, Mandatory Tender 1/25/2024	6,489,393
4,000,000	[1]	Massachusetts State HFA (Massachusetts State HFA SFH Revenue), Single Family Housing Revenue Bonds (Series 196) FRNs, 1.81%, (1-month USLIBOR x 0.70 +0.350%), 7/1/2020	4,000,120
		TOTAL	41,236,415
		Michigan—2.5%
2,575,000	[1]	Eaton Vance Michigan Municipal Bond Fund, Institutional MuniFund Term Preferred Shares (Series 2019) FRNs, 2.51% (SIFMA 7-day +1.000%), 7/1/2019	2,576,751
20,000,000	[1]	Michigan State Financial Authority (Trinity Healthcare Credit Group), Hospital Revenue Bonds, (Series 2015MI) FRNs, 1.948% (1-month USLIBOR x 0.67 +0.540%), 12/1/2020	20,080,800
10,000,000		Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Refunding and Project Revenue Bonds (Series 2010F-2), 1.90% TOBs, Mandatory Tender 4/1/2021	9,970,700

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$14,000,000	[1]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015D-1) FRNs, 1.829%, (1-month USLIBOR x 0.68 +0.400%), 10/15/2021	$13,995,520
12,430,000	[1]	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series 2016E) FRNs, 2.616% (3-month USLIBOR x 0.70+1.000%), 10/1/2021	12,595,195
		TOTAL	59,218,966
		Minnesota—0.9%
7,000,000		Kanabec Co., MN Healthcare (FirstLight Health System), Healthcare Revenue BANs (Series 2018), 2.75%, 12/1/2019	7,004,970
6,500,000		Minnesota Rural Water Finance Authority, Public Project Construction Notes (Series 2017), 1.05%, 3/1/2019	6,462,495
7,000,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 1.76%, (SIFMA 7-day +0.430%), 7/3/2023	7,000,000
		TOTAL	20,467,465
		Mississippi—1.2%
8,000,000	[1]	Mississippi State, UT GO Bonds (Series 2017B) FRNs, 1.658%, (1-month USLIBOR x 0.67 +0.330%), 9/1/2020	8,015,760
15,000,000		South Central Regional Medical Center, MS Hospital Revenue, Facilities Improvement and Refinancing Hospital Revenue Notes (Series 2017), 1.70%, 3/1/2020	14,904,900
5,765,000		Southwest Mississippi Regional Medical Center, Hospital Revenue Notes (Series 2018A), 2.10%, 6/1/2019	5,761,195
		TOTAL	28,681,855
		Multi State—1.6%
1,626,369	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2014 Class D) FRNs (Cooperatieve Rabobank UA LOC), 2.31% (SIFMA 7-day +0.800%), 11/15/2019	1,629,866
22,686,242	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class C) FRNs (Cooperatieve Rabobank UA LOC), 2.56% (SIFMA 7-day +1.050%), 12/31/2019	22,816,007
7,935,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class D) FRNs (Cooperatieve Rabobank UA LOC), 2.76% (SIFMA 7-day +1.250%), 12/31/2021	7,935,000
6,000,000	[1]	Eaton Vance Municipal Bond Fund II, Institutional MuniFund Term Preferred Shares (Series 2019) FRNs, 2.56% (SIFMA 7-day +1.050%), 7/1/2019	6,004,380
		TOTAL	38,385,253
		Nebraska—0.1%
2,500,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% TOBs (Royal Bank of Canada, GTD), Mandatory Tender 12/1/2019	2,608,800
		Nevada—1.4%
27,000,000		Clark County, NV Airport System, Airport System Junior Subordinate Lien Revenue Notes (Series 2017C), 5.00%, 7/1/2021	29,146,500
5,000,000		Washoe County, NV Gas Facilities Revenue (Sierra Pacific Power Co.), Revenue Refunding Bonds (Series 2016A), 1.50% TOBs, Mandatory Tender 6/3/2019	4,979,650
		TOTAL	34,126,150
		New Jersey—6.5%
19,023,000		Asbury Park, NJ, 2.50% BANs, 1/25/2019	19,075,884
9,444,296		Bridgeton, NJ, 2.25% BANs, 8/24/2018	9,447,224
7,000,000		Jersey City, NJ, 2.50% BANs, 12/7/2018	7,029,540
10,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2015 XX), 5.00%, 6/15/2019	10,278,900
25,000,000	[1]	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB) FRNs, 2.51% (SIFMA 7-day +1.000%), 12/15/2019	25,022,500
7,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-2) FRNs, 1.868%, (1-month USLIBOR x 0.70 +0.480%), 1/1/2022	7,021,140
30,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-5) FRNs, 1.848%, (1-month USLIBOR x 0.70 +0.460%), 1/1/2021	30,122,400
20,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-6) FRNs, 2.138%, (1-month USLIBOR x 0.70 +0.750%), 1/1/2023	20,195,400
6,264,000		Orange Township, NJ, 2.50% BANs, 12/7/2018	6,283,732
3,095,535		Sea Bright, NJ, 2.50% BANs, 12/7/2018	3,104,233
3,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.00%, 6/1/2019	3,598,455
3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.00%, 6/1/2020	3,164,970
3,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.00%, 6/1/2021	3,770,690
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.00%, 6/1/2022	2,191,420

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$3,405,000		Upper Township, NJ, 2.50% BANs, 1/25/2019	$3,417,905
		TOTAL	153,724,393
		New Mexico—1.0%
5,000,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds (Series 2016B), 1.875% TOBs, Mandatory Tender 10/1/2021	4,878,700
19,350,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B) FRNs (Royal Bank of Canada GTD), 2.078% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 8/1/2019	19,368,189
		TOTAL	24,246,889
		New York—6.5%
4,080,400		Amsterdam, NY, (Series B), 2.25% BANs, 7/26/2018	4,081,216
30,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes) FRNs, 2.038% (1-month USLIBOR x 0.70 +0.650%), 11/1/2018	30,005,400
4,700,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3a) (Floating Rate Tender Notes) FRNs, 1.88% (SIFMA 7-day +0.370%), 11/1/2018	4,700,141
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes) FRNs, 1.96% (SIFMA 7-day +0.450%), 11/1/2019	3,005,970
3,525,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Series 2008A-2A) FRNs, 1.96% (SIFMA 7-day +0.450%), 6/1/2022	3,549,287
14,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b) FRNs, 2.41% (SIFMA 7-day +0.900%), 11/1/2018	14,026,040
15,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c) FRNs, 2.46% (SIFMA 7-day +0.950%), 11/1/2019	15,141,900
7,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-2A) FRNs (AGM INS), 1.938% (1-month USLIBOR x 0.69 +0.570%), 4/6/2020	7,045,010
9,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs (AGM INS), 2.048% (1-month USLIBOR x 0.69 +0.680%), 4/6/2021	9,079,560
10,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-3) FRNs, 2.028% (1-month USLIBOR x 0.67 +0.700%), 2/1/2020	10,064,300
28,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 1.878% (1-month USLIBOR x 0.67 +0.550%), 11/1/2022	27,944,840
8,000,000		Nassau County, NY, (Series B), 3.00% TANs, 9/18/2018	8,025,520
1,720,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2018	1,724,558
2,250,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM Corp. INS), 3/1/2019	2,301,570
9,905,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bond (Series 2016 4A) FRNs, 2.028% (1-month USLIBOR x 0.67 +0.700%), 12/1/2021	9,998,999
4,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2000ABCD-5) FRNs (AGM INS), 1.95% (SIFMA 7-day +0.440%), 1/1/2019	4,004,400
		TOTAL	154,698,711
		North Carolina—1.5%
6,000,000		Boone, NC, 2.00% BANs, 7/26/2018	6,000,720
6,250,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series 2013), 1.85% TOBs, Mandatory Tender 9/17/2018	6,249,875
13,000,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series B), 1.75% TOBs, Mandatory Tender 9/1/2018	13,003,250
10,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012B) FRNs, 1.728%, (1-month USLIBOR x 0.67 +0.400%), 11/9/2022	10,051,000
		TOTAL	35,304,845
		Ohio—3.1%
6,205,000	[1]	Allen County, OH (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B) FRNs, 2.26% (SIFMA 7-day +0.750%), 5/1/2020	6,206,365
2,750,000		Independence, OH, (Series 2), 2.00% BANs, 12/5/2018	2,754,043
40,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014) FRNs (Royal Bank of Canada GTD), 2.048% (1-month USLIBOR x 0.67 +0.720%), Mandatory Tender 8/1/2019	40,047,200
17,130,000	[1]	Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Notes (Series 2017B) FRNs, 1.73%, (SIFMA 7-day +0.220%), 12/1/2020	17,128,972
1,995,000		Parma Heights, OH, (Series 2), 2.00% BANs, 7/18/2018	1,995,339
3,053,000		Parma, OH, 2.00% BANs, 7/26/2018	3,053,397

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$3,800,000		Trumbull County, OH, (Series 2017-2), 2.00% BANs, 8/30/2018	$3,800,114
		TOTAL	74,985,430
		Oklahoma—0.3%
1,390,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.00%, 9/1/2018	1,395,852
4,650,000	[1]	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A) FRNs, 2.31% (SIFMA 7-day +0.800%), Mandatory Tender 8/1/2018	4,651,860
		TOTAL	6,047,712
		Oregon—0.1%
1,265,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	1,267,176
		Pennsylvania—5.8%
8,145,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018) FRNs, 1.897%, (1-month USLIBOR x 0.70 +0.480%), 11/1/2021	8,156,484
10,000,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018A) FRNs, 1.881%, (1-month USLIBOR x 0.70 +0.480%), 11/1/2021	10,014,100
5,450,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), PCR Refunding Bonds (Series 2016B), 1.80% TOBs, Mandatory Tender 8/15/2022	5,351,955
1,250,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.568% (1-month USLIBOR x 0.68 +0.220%), 5/1/2019	1,250,400
1,320,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.618% (1-month USLIBOR x 0.68 +0.270%), 5/1/2020	1,324,422
1,500,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.668% (1-month USLIBOR x 0.68 +0.320%), 5/3/2021	1,507,020
1,850,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.717% (1-month USLIBOR x 0.68 +0.420%), 11/1/2021	1,862,821
3,400,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.818% (1-month USLIBOR x 0.68 +0.470%), 11/1/2021	3,424,786
5,000,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 2.23%, (SIFMA 7-day +0.720%), 9/1/2023	4,997,950
4,000,000		Montgomery County, PA IDA (Exelon Generation Co. LLC), PCR Refunding Bonds (Series 2002A), 2.55% TOBs, Mandatory Tender 6/1/2020	3,999,200
700,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014) FRNs, 1.678% (1-month USLIBOR x 0.67 +0.350%), 11/1/2018	699,615
1,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014) FRNs, 1.738% (1-month USLIBOR x 0.67 +0.410%), 11/1/2019	998,980
4,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014) FRNs, 1.828% (1-month USLIBOR x 0.67 +0.500%), 11/1/2019	4,000,480
8,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's Hospital of Bethlehem), Variable Rate Hospital Revenue Bonds (Series 2013B) FRNs, 2.91% (SIFMA 7-day +1.400%), 8/15/2020	8,097,440
4,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 2.449%, (1-month USLIBOR x 0.70 +1.040%), 8/15/2024	4,006,240
10,150,000		Pennsylvania EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), 1.70% TOBs, Mandatory Tender 8/3/2020	9,979,987
11,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A) FRNs, 2.19% (SIFMA 7-day +0.680%), 12/1/2018	11,000,000
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B) FRNs, 2.39% (SIFMA 7-day +0.880%), 12/1/2020	4,039,880
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2018A-1) FRNs, 2.11%, (SIFMA 7-day +0.600%), 12/1/2023	10,000,000
40,000,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs (AGM INS), 2.028%, (1-month USLIBOR x 0.70 +0.640%), 12/1/2020	40,066,800
4,400,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs (State Aid Withholding GTD), 2.198% (1-month USLIBOR x 0.68 +1.000%), 4/1/2021	4,413,992
		TOTAL	139,192,552
		South Carolina—0.5%
7,000,000		South Carolina Jobs-EDA (East Point Academy), Revenue Notes (Series 2017A), 2.25%, 5/1/2019	6,966,890

Principal Amount			Value
		MUNICIPAL BONDS—continued
		South Carolina—continued
$4,500,000	[2]	South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.00%, 8/1/2020	$4,515,120
		TOTAL	11,482,010
		Tennessee—0.2%
5,000,000		Monroe County, TN, UT GO BANS, 1.20%, 6/15/2019	4,986,800
		Texas—4.4%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B), 5.00% TOBs, Mandatory Tender 1/6/2021	5,268,700
10,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2014B) FRNs, 2.09% (SIFMA 7-day +0.580%), Mandatory Tender 12/1/2019	10,025,100
2,250,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.21% (SIFMA 7-day +0.700%), 6/1/2019	2,257,627
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.26% (SIFMA 7-day +0.750%), 6/1/2020	2,013,740
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.34% (SIFMA 7-day +0.830%), 6/1/2021	3,752,220
8,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3) FRNs, 2.274% (1-month USLIBOR x 0.68 +0.850%), 6/1/2020	8,065,120
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A) FRNs, 2.41% (SIFMA 7-day +0.900%), 5/1/2020	5,032,650
5,000,000	[1]	Katy, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2015C) FRNs (PSFG GTD), 1.939% (1-month USLIBOR x 0.67 +0.550%), 8/15/2019	5,006,800
5,500,000		Mansfield, TX ISD, UT GO School Building Bonds (Series 2012), 2.50% TOBs (PSFG GTD), Mandatory Tender 8/1/2021	5,571,775
7,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 1996), 1.75% TOBs, Mandatory Tender 9/1/2020	6,900,320
10,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A SIFMA Index Floating Rate) FRNs, 2.31% (SIFMA 7-day +0.800%), Mandatory Tender 1/1/2019	10,001,000
31,665,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C) (SIFMA Index Floating Rate Bonds) FRNs, 2.18% (SIFMA 7-day +0.670%), 1/1/2020	31,699,515
4,685,000		San Antonio, TX ISD, UT GO Bonds (Series 2014B), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/1/2018	4,686,452
5,000,000		Texas State Transportation Commission—Central Texas Turnpike System, First Tier Revenue Refunding Put Bonds (Series 2015-A), 5.00% TOBs, Mandatory Tender 4/1/2020	5,250,450
		TOTAL	105,531,469
		Vermont—0.7%
16,000,000		Vermont EDA (B.C. Campus Holdings LLC), Bennington College Real Estate Project (Series 2017), 2.00% BANs, 7/1/2020	15,680,160
		Virginia—0.2%
5,000,000		Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008C), 1.85% TOBs, Mandatory Tender 5/16/2019	4,998,650
		Washington—1.5%
7,060,000	[1]	Everett, WA, LT Tax GO Refunding Bonds (SIFMA Index Floating) (Series 2014) FRNs, 1.91% (SIFMA 7-day +0.400%), 12/1/2019	7,069,107
5,000,000		Grant County, WA Public Utilities District NO. 2: Electric System, Electric System Revenue Refunding Bonds (Series 2017N), 2.00% TOBs, 9/1/2020	4,996,450
5,725,000		Grays Harbor County, WA Public Hospital District No.1 (Summit Pacific Medical Center), Hospital Revenue BANs (Series 2017), 3.00%, 8/1/2019	5,723,111
10,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 2.508% (1-month USLIBOR x 0.67 +1.100%), 7/1/2022	10,122,200
7,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIMFA Index Revenue Bonds (Series 2017C) FRNs, 2.56% (SIFMA 7-day +1.050%), 7/3/2023	7,135,940
		TOTAL	35,046,808
		West Virginia—0.7%
9,000,000		Mason County, WV (Appalachian Power Co.), PCRBs, 1.625% TOBs, Mandatory Tender 10/1/2018	8,988,570
7,000,000	[1]	West Virginia University Board of Governors (West Virginia University), Variable Rate Revenue Refunding Bonds (Series 2014C) FRNs, 2.04% (SIFMA 7-day +0.530%), 10/1/2019	7,001,050
		TOTAL	15,989,620
		Wisconsin—0.4%
4,000,000		Public Finance Authority, WI Revenue (Lake Oconee Acadamy Foundation, Inc.), LAN (Series 2017), 2.30%, 10/1/2019	3,988,720

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—continued
$4,500,000		Wisconsin State HEFA (Tomah Memorial Hospital, Inc.), Revenue and BANs (Series 2017A), 2.65%, 11/1/2020	$4,490,820
		TOTAL	8,479,540
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,735,571,667)	1,736,005,308
	[1]	SHORT-TERM MUNICIPALS—26.7%
		Alabama—2.2%
250,000		Bessemer, AL IDB (Hardwick Co., Inc.), (Series 2002) Weekly VRDNs (Compass Bank, Birmingham LOC), 2.00%, 7/5/2018	250,000
12,755,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.88%, 7/5/2018	12,755,000
32,325,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery) (Series B) ARS (Assured Guaranty Corp. INS), 1.95%, 7/6/2018	32,325,000
6,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 1.65%, 7/4/2018	6,000,000
		TOTAL	51,330,000
		California—1.8%
2,500,000		California State Municipal Finance Authority (LAX Integrated Express Solutions LLC), (Series 2018-XF2615) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.71%, 7/5/2018	2,500,000
40,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Daily VRDPs, 1.80%, 7/2/2018	40,000,000
		TOTAL	42,500,000
		Georgia—1.9%
5,440,000		Bartow County, GA Development Authority (Somerset Cove Apartments, LP), (Series 2002) Weekly VRDNs (Compass Bank, Birmingham LOC), 2.07%, 7/5/2018	5,440,000
39,850,000		Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), R-Float (Series 2017C) Weekly VRENs, 1.80%, 7/5/2018	39,850,000
		TOTAL	45,290,000
		Illinois—2.0%
33,430,000		Chicago, IL Board of Education, (Series 2017-XG0108) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.69%, 7/5/2018	33,430,000
14,775,000		Metropolitan Pier & Exposition Authority, IL, TOB Trust Certificates (2015-XF1045) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 1.84%, 7/5/2018	14,775,000
		TOTAL	48,205,000
		Indiana—2.2%
19,325,000		Indiana State Finance Authority Enviornmental (Mittal Steel USA, Inc.), (Series 2006) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LOC), 1.72%, 7/4/2018	19,325,000
21,500,000		Lawrenceburg, IN PCR Board (Indiana Michigan Power Co.), (Series H) Weekly VRDNs, 1.61%, 7/5/2018	21,500,000
12,000,000		Lawrenceburg, IN PCR Board (Indiana Michigan Power Co.), (Series I) Weekly VRDNs, 1.61%, 7/5/2018	12,000,000
		TOTAL	52,825,000
		Louisiana—1.4%
33,925,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs (Nucor Corp. GTD), 1.61%, 7/4/2018	33,925,000
		Michigan—0.8%
7,575,000		Detroit, MI City School District, TOB Trust Receipts (2015-XF0241) Weekly VRDNs (AGM GTD)/(TD Bank, N.A. LIQ), 1.76%, 7/5/2018	7,575,000
11,225,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.70%, 7/2/2018	11,225,000
		TOTAL	18,800,000
		Mississippi—0.1%
2,000,000		Perry County, MS (Georgia-Pacific Corp.), (Series 2002) Weekly VRDNs, 1.68%, 7/5/2018	2,000,000
		Nebraska—0.1%
800,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 1.68%, 7/4/2018	800,000
2,525,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 1.68%, 7/4/2018	2,525,000
		TOTAL	3,325,000
		New Jersey—1.6%
12,000,000		New Jersey EDA (Jewish Community Center on the Palisades), (Series 2016) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.86%, 7/6/2018	12,000,000
6,835,000		New Jersey EDA (Jewish Home at Rockleigh), (Series 1998A) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.86%, 7/6/2018	6,835,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$6,835,000		New Jersey EDA (Jewish Home at Rockleigh), (Series 1998B) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.86%, 7/6/2018	$6,835,000
12,385,000		New Jersey State EDA (New Jersey State), TOB Trust Certificates (2015-XF1048) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 1.71%, 7/5/2018	12,385,000
		TOTAL	38,055,000
		New York—1.6%
5,500,000		New York City, NY TFA, New York City Recovery Bonds (2003 Subseries 2-E) Weekly VRDNs (Dexia Credit Local LIQ), 1.70%, 7/4/2018	5,500,000
31,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) Munifund Preferred Shares Daily VRDPs, 1.79%, 7/2/2018	31,500,000
		TOTAL	37,000,000
		North Carolina—0.4%
1,000,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.66%, 7/4/2018	1,000,000
7,725,000		North Carolina Eastern Municipal Power Agency, TOB Trust Certificates (Series 2017-XG0135) Weekly VRDNs (Deutsche Bank AG LIQ), 1.71%, 7/5/2018	7,725,000
		TOTAL	8,725,000
		Ohio—0.2%
5,500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) Daily VRENs, 1.75%, 7/2/2018	5,500,000
		Pennsylvania—1.9%
40,595,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), VRMOs (Series 2015B) Weekly VRENs, 1.79%, 7/5/2018	40,595,000
4,000,000		Pennsylvania State Turnpike Commission, TOB Trust Certificates (Series 2017-XF1060) Weekly VRDNs (Deutsche Bank AG LIQ), 1.66%, 7/5/2018	4,000,000
		TOTAL	44,595,000
		Tennessee—0.0%
400,000		Jackson, TN IDB (Bobrick Washroom Equipment), (Series 1999) Weekly VRDNs (Regions Bank, Alabama LOC), 1.95%, 7/5/2018	400,000
		Texas—8.5%
20,800,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs (Flint Hills Resources LLC GTD), 1.61%, 7/4/2018	20,800,000
21,450,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs (Flint Hills Resources LLC GTD), 1.63%, 7/4/2018	21,450,000
11,250,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs (Flint Hills Resources LLC GTD), 1.63%, 7/4/2018	11,250,000
69,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 1.85%, 7/4/2018	69,200,000
16,830,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 1.78%, 7/2/2018	16,830,000
15,345,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 1.78%, 7/2/2018	15,345,000
6,100,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 1.78%, 7/2/2018	6,100,000
19,425,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Daily VRDNs, 1.78%, 7/2/2018	19,425,000
22,890,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Daily VRDNs, 1.78%, 7/2/2018	22,890,000
		TOTAL	203,290,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $635,765,000)	635,765,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $2,371,336,667)	2,371,770,308
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	9,004,210
		TOTAL NET ASSETS—100%	$2,380,774,518
Securities that are subject to the federal alternative minimum tax (AMT) represent 16.6% of the Fund's portfolio as calculated based upon total market value.

1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2018, these restricted securities amounted to $8,534,000, which represented 0.4% of total net assets.
Additional information on restricted securities held at June 30, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Revenue Bonds (Series 2002), 2.80% TOBs, Mandatory Tender 6/1/2021	5/31/2013	$4,000,000	$4,018,880
South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.00%, 8/1/2020	5/18/2018	$4,500,000	$4,515,120
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LAN	—Loan Anticipation Notes
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PSFG	—Public School Fund Guarantee
SFH	—Single Family Housing
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TEMPS	—Tax Exempt Mandatory Paydown Securities
TFA	—Transitional Finance Authority
TOB(s)	—Tender Option Bond(s)
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
VRMOs	—Variable Rate Remarketed Obligations

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018